Financial Risk Management - Summary of Credit Risk Regional Concentration due Financial Institutions and Securities Excluding Equity Securities Derivative (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 250,155,440	₩ 239,198,910
Gross carrying amount
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	250,174,087	239,217,878
Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(18,647)	(18,968)
Due from financial institutions measured at amortized cost
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	32,567,708	27,790,121
Due from financial institutions measured at amortized cost | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	22,608,826	18,730,885
Due from financial institutions measured at amortized cost | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	3,471,363	2,946,736
Due from financial institutions measured at amortized cost | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	6,487,519	6,112,500
Due from financial institutions measured at amortized cost | Gross carrying amount
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 32,569,058	₩ 27,791,693
%	100.00%	100.00%
Due from financial institutions measured at amortized cost | Gross carrying amount | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 22,609,374	₩ 18,731,321
%	69.42%	67.39%
Due from financial institutions measured at amortized cost | Gross carrying amount | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 3,471,363	₩ 2,946,827
%	10.66%	10.60%
Due from financial institutions measured at amortized cost | Gross carrying amount | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 6,488,321	₩ 6,113,545
%	19.92%	22.01%
Due from financial institutions measured at amortized cost | Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (1,350)	₩ (1,572)
Due from financial institutions measured at amortized cost | Allowances | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(548)	(436)
Due from financial institutions measured at amortized cost | Allowances | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	(91)
Due from financial institutions measured at amortized cost | Allowances | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(802)	(1,045)
Due from financial institutions measured at fair value through profit or loss
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	476,717	59,838
Due from financial institutions measured at fair value through profit or loss | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	64,438	59,838
Due from financial institutions measured at fair value through profit or loss | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	412,279
Due from financial institutions measured at fair value through profit or loss | Gross carrying amount
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 476,717	₩ 59,838
%	100.00%	100.00%
Due from financial institutions measured at fair value through profit or loss | Gross carrying amount | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 64,438	₩ 59,838
%	13.52%	100.00%
Due from financial institutions measured at fair value through profit or loss | Gross carrying amount | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 412,279
%	86.48%
Due from financial institutions measured at fair value through profit or loss | Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Due from financial institutions measured at fair value through profit or loss | Allowances | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Due from financial institutions measured at fair value through profit or loss | Allowances | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0
Securities measured at fair value through profit or loss
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	80,553,348	73,768,636
Securities measured at fair value through profit or loss | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	70,010,515	65,276,781
Securities measured at fair value through profit or loss | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	4,926,498	3,817,882
Securities measured at fair value through profit or loss | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	5,616,335	4,673,973
Securities measured at fair value through profit or loss | Gross carrying amount
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 80,553,348	₩ 73,768,636
%	100.00%	100.00%
Securities measured at fair value through profit or loss | Gross carrying amount | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 70,010,515	₩ 65,276,781
%	86.91%	88.48%
Securities measured at fair value through profit or loss | Gross carrying amount | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 4,926,498	₩ 3,817,882
%	6.12%	5.18%
Securities measured at fair value through profit or loss | Gross carrying amount | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 5,616,335	₩ 4,673,973
%	6.97%	6.34%
Securities measured at fair value through profit or loss | Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Securities measured at fair value through profit or loss | Allowances | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss | Allowances | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss | Allowances | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	8,178,056	11,730,767
Derivative financial assets | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	3,771,700	5,153,264
Derivative financial assets | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	1,673,866	2,870,245
Derivative financial assets | France
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	554,494	1,117,765
Derivative financial assets | Singapore
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	484,154	370,823
Derivative financial assets | Japan
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	190,955	377,000
Derivative financial assets | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	1,502,887	1,841,670
Derivative financial assets | Gross carrying amount
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 8,178,056	₩ 11,730,767
%	100.00%	100.00%
Derivative financial assets | Gross carrying amount | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 3,771,700	₩ 5,153,264
%	46.12%	43.93%
Derivative financial assets | Gross carrying amount | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 1,673,866	₩ 2,870,245
%	20.47%	24.47%
Derivative financial assets | Gross carrying amount | France
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 554,494	₩ 1,117,765
%	6.78%	9.53%
Derivative financial assets | Gross carrying amount | Singapore
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 484,154	₩ 370,823
%	5.92%	3.16%
Derivative financial assets | Gross carrying amount | Japan
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 190,955	₩ 377,000
%	2.33%	3.21%
Derivative financial assets | Gross carrying amount | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 1,502,887	₩ 1,841,670
%	18.38%	15.70%
Derivative financial assets | Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Derivative financial assets | Allowances | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets | Allowances | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets | Allowances | France
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets | Allowances | Singapore
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets | Allowances | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	93,312,419	88,735,996
Securities measured at fair value through other comprehensive income | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	85,875,358	81,111,331
Securities measured at fair value through other comprehensive income | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	4,292,703	4,460,081
Securities measured at fair value through other comprehensive income | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	3,144,358	3,164,584
Securities measured at fair value through other comprehensive income | Gross carrying amount
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 93,312,419	₩ 88,735,996
%	100.00%	100.00%
Securities measured at fair value through other comprehensive income | Gross carrying amount | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 85,875,358	₩ 81,111,331
%	92.03%	91.40%
Securities measured at fair value through other comprehensive income | Gross carrying amount | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 4,292,703	₩ 4,460,081
%	4.60%	5.04%
Securities measured at fair value through other comprehensive income | Gross carrying amount | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 3,144,358	₩ 3,164,584
%	3.37%	3.56%
Securities measured at fair value through other comprehensive income | Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Securities measured at fair value through other comprehensive income | Allowances | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income | Allowances | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income | Allowances | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at amortized cost
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	35,067,192	37,113,552
Securities measured at amortized cost | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	30,399,966	31,785,680
Securities measured at amortized cost | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	785,458	1,861,211
Securities measured at amortized cost | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	3,881,768	3,466,661
Securities measured at amortized cost | Gross carrying amount
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 35,084,489	₩ 37,130,948
%	100.00%	100.00%
Securities measured at amortized cost | Gross carrying amount | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 30,412,261	₩ 31,798,069
%	86.69%	85.64%
Securities measured at amortized cost | Gross carrying amount | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 786,213	₩ 1,862,402
%	2.24%	5.02%
Securities measured at amortized cost | Gross carrying amount | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 3,886,015	₩ 3,470,477
%	11.07%	9.34%
Securities measured at amortized cost | Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (17,297)	₩ (17,396)
Securities measured at amortized cost | Allowances | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(12,295)	(12,389)
Securities measured at amortized cost | Allowances | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(755)	(1,191)
Securities measured at amortized cost | Allowances | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (4,247)	₩ (3,816)